Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning balance	$ 168,571	$ 166,539
Goodwill acquired		2,032
Goodwill, Ending balance	$ 168,571	168,571
Offshore Logistics [Member] | Teekay Offshore [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	$ 132,940	130,908
Goodwill acquired		2,032
Goodwill, Ending balance	$ 132,940	132,940
Liquefied Gas Segment [Member] | Teekay LNG [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	$ 35,631	35,631
Goodwill acquired
Goodwill, Ending balance	$ 35,631	$ 35,631